GOODWILL	12 Months Ended
Dec. 31, 2010
GOODWILL
GOODWILL

12. GOODWILL

        The change in the net carrying amount of goodwill for 2010 and 2009 by reportable segments was as follows:

	Russia Mobile	Ukraine Mobile	Russia Fixed	Other	Total
Balance at January 1, 2009
Gross amount of goodwill	$127,311	$5,508	$141,380	$245,163	$519,362
Accumulated impairment loss	—	—	(49,891)	—	(49,891)

	127,311	5,508	91,489	245,163	469,471

Acquisitions (Note 3)	189,842	—	104,439	34,283	328,564
Finalization of purchase accounting	—	—	41,835	—	41,835
Currency translation adjustment	(3,636)	(197)	(1,397)	(30,867)	(36,097)

Balance at December 31, 2009
Gross amount of goodwill	313,517	5,311	284,832	248,579	852,239
Accumulated impairment loss	—	—	(48,466)	—	(48,466)

	313,517	5,311	236,366	248,579	803,773

Acquisitions (Note 3)	—	—	175,307	—	175,307
Currency translation adjustment	(2,394)	16	(934)	5,567	2,255

Balance at December 31, 2010
Gross amount of goodwill	311,123	5,327	458,835	254,146	1,029,431
Accumulated impairment loss	—	—	(48,096)	—	(48,096)

	$311,123	$5,327	$410,739	$254,146	$981,335